Held for sale and corporate transactions	6 Months Ended
Jun. 30, 2018
Held for sale and corporate transactions
Held for sale and corporate transactions

D      Other notes

D1     Held for sale and corporate transactions

‘(Loss) gain on disposal of businesses and corporate transactions’ comprises the following:

	2018 £m	2017 £m
	Half year	Half year
Loss arising on reinsurance of part of UK shareholder-backed annuity portfolionote (i)	(513)	—
Other transactionsnote (ii)	(57)	61
	(570)	61

Notes

(i)    Loss arising on reinsurance of part of UK shareholder-backed annuity portfolio

In March 2018, M&G Prudential announced the sale of £12.0 billion (as at 31 December 2017) of its shareholder annuity portfolio to Rothesay Life. Under the terms of the agreement, M&G Prudential has reinsured the liabilities to Rothesay Life, which is expected to be followed by a court-sanctioned legal transfer, under Part VII of the Financial Services and Markets Act 2000 (Part VII), of the policies underlying the liabilities to Rothesay Life by the end of 2019.

The reinsurance agreement became effective on 14 March 2018. A reinsurance premium of £12,130 million has been recognised within ‘Outward reinsurance premiums’ in the income statement and settled via the transfer of financial investments and other assets to Rothesay Life. After allowing for the recognition of a reinsurance asset and associated changes to policyholder liabilities, a loss of £(513) million was recognised in the first half of 2018 in relation to the transaction.

The reinsured annuity business that will be transferred once the Part VII process is complete has been classified as held for sale in these consolidated financial statements in accordance with IFRS 5, ‘Non-current assets held for sale and discontinued operations’. Following the reinsurance transaction the carrying value, and fair value less costs to sell, of the business to be transferred is £nil.

The assets and liabilities of the M&G Prudential annuity business classified as held for sale on the statement of financial position as at 30 June 2018 are as follows:

2018 £m
Half year
Assets
Reinsurers’ share of insurance contract liabilities	11,928
Other debtors	49
Assets held for sale	11,977

Liabilities
Policyholder liabilities	11,928
Accruals, deferred income and other liabilities	49
Liabilities held for sale	11,977

(ii)    Other transactions

In the first half of 2017, the Group completed its disposal of its Korea life business, realising a gain of £61 million in half year 2017 principally as a result of recycling from other comprehensive income cumulative exchange gains of this business.

On 15 August 2017, the Group, through its subsidiary National Planning Holdings, Inc. (NPH) sold its US independent broker-dealer network to LPL Financial LLC which realised a gain of £162 million in the second half of 2017. Including the £61 million for Korea referred to above, this gave a total profit attaching to disposal of other businesses and corporate transactions in full year 2017 of £223 million.

Other transaction costs of £57 million incurred by the Group in the first half of 2018 primarily relate to additional costs incurred in exiting from the NPH broker-dealer business and costs related to preparation for the previously announced intention to demerge M&G Prudential from Prudential plc, resulting in two separately listed entities.